Summary Of Significant Accounting Policies (Narrative) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Summary Of Significant Accounting Policies [Line Items]
Management fee, per month	0.167%
Management fee, per annum	2.00%
Selling commissions and platform fees	$ 3,357,673	$ 2,690,103
Operating expense fee, percentage per annum, of the average Partners' Capital	0.50%
Operating expenses absorbed	$ 8,316,091	6,755,642
General and Administrative Expense	$ 741,338	727,524
Millburn Multi-Markets Trading L.P. [Member]
Summary Of Significant Accounting Policies [Line Items]
Management fee, per month	0.167%
Management fee, per annum	2.00%
Selling commissions and platform fees	$ 3,378,797	$ 2,704,286
Administration fee, per month	0.00%	0.05%
Operating expense fee, percentage per annum, of the average Partners' Capital	0.25%
Operating expenses absorbed	$ 12,585,642	$ 7,390,791
General and Administrative Expense	$ 1,163,307	952,830
Percentage of month end net asset value, monthly rate	0.00417%
Millburn Multi-Markets Trading L.P. [Member] | U.S. Feeder [Member]
Summary Of Significant Accounting Policies [Line Items]
Selling commissions	2.00%
Platform fee	0.25%
Selling commissions and platform fees	$ 3,357,673	2,690,103
Operating expense fee, percentage per annum, of the average Partners' Capital	0.50%
General and Administrative Expense		395,947
Millburn Multi-Markets Trading L.P. [Member] | Cayman Feeder [Member]
Summary Of Significant Accounting Policies [Line Items]
Selling commissions	2.00%
Selling commissions and platform fees	$ 21,124	$ 14,183
Percentage of operating expenses paid, in excess, of average shareholders' equity		0.25%
General and Administrative Expense		$ 107,425
Tax Year 2014 [Member]
Summary Of Significant Accounting Policies [Line Items]
Trust and Master Fund's open tax years	2014
Tax Year 2014 [Member] | Millburn Multi-Markets Trading L.P. [Member]
Summary Of Significant Accounting Policies [Line Items]
Trust and Master Fund's open tax years	2014
Tax Year 2015 [Member]
Summary Of Significant Accounting Policies [Line Items]
Trust and Master Fund's open tax years	2015
Tax Year 2015 [Member] | Millburn Multi-Markets Trading L.P. [Member]
Summary Of Significant Accounting Policies [Line Items]
Trust and Master Fund's open tax years	2015
Tax Year 2016 [Member]
Summary Of Significant Accounting Policies [Line Items]
Trust and Master Fund's open tax years	2016
Tax Year 2016 [Member] | Millburn Multi-Markets Trading L.P. [Member]
Summary Of Significant Accounting Policies [Line Items]
Trust and Master Fund's open tax years	2016
Tax Year 2017 [Member]
Summary Of Significant Accounting Policies [Line Items]
Trust and Master Fund's open tax years	2017
Tax Year 2017 [Member] | Millburn Multi-Markets Trading L.P. [Member]
Summary Of Significant Accounting Policies [Line Items]
Trust and Master Fund's open tax years	2017